UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05820

Brookfield Total Return Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding,
Brookfield Place,
250 Vesey Street, 15th Floor,
New York, NY 10281-1023
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 497-3746
Date of fiscal year end: November 30, 2013
Date of reporting period: August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.
Item 1. Schedule of Investments.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 14.1%
U.S. Government Agency Collateralized Mortgage Obligations – 0.1%
Federal National Mortgage Association
Series 1997-79, Class PL [1]	6.85%	12/18/27	$ 296	$ 337,074
Series 1998-W6, Class B3 [2,3,4]	7.09	10/25/28	236	6,443
Total U.S. Government Agency Collateralized Mortgage Obligations				343,517
U.S. Government Agency Pass-Through Certificates – 14.0%
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation TBA	3.50	TBA	15,000	14,950,200
Pool Q03049 [1]	4.50	08/01/41	2,948	3,119,414
Pool C69047 [1]	7.00	06/01/32	396	454,583
Pool H01847 [1]	7.00	09/01/37	447	486,305
Pool C53494 [1]	7.50	06/01/31	45	46,618
Pool C56878 [1]	8.00	08/01/31	103	114,570
Pool C58516 [1]	8.00	09/01/31	41	42,001
Pool C59641 [1]	8.00	10/01/31	220	255,009
Pool C55168 [1]	8.50	07/01/31	74	78,067
Pool C55169 [1]	8.50	07/01/31	63	66,245
Pool C55166 [1]	8.50	07/01/31	105	115,045
Pool C55167 [1]	8.50	07/01/31	68	70,778
Pool G01466 [1]	9.50	12/01/22	572	642,769
Pool 555538 [1]	10.00	03/01/21	186	204,917
Pool 555559 [1]	10.00	03/01/21	123	136,379
Federal National Mortgage Association
Federal National Mortgage Association TBA	3.50	TBA	15,000	14,995,320
Pool 753914 [1]	5.50	12/01/33	1,376	1,492,216
Pool 761836 [1]	6.00	06/01/33	590	644,082
Pool 948362 [1]	6.50	08/01/37	450	486,226
Pool 645912 [1]	7.00	06/01/32	508	573,443
Pool 645913 [1]	7.00	06/01/32	677	768,575
Pool 555933 [1]	7.00	06/01/32	2,142	2,411,625
Pool 650131 [1]	7.00	07/01/32	620	702,868
Pool 789284 [1]	7.50	05/01/17	38	39,182
Pool 827853 [1]	7.50	10/01/29	35	35,772
Pool 545990 [1]	7.50	04/01/31	776	888,476
Pool 255053 [1]	7.50	12/01/33	159	182,953
Pool 735576 [1]	7.50	11/01/34	924	1,089,913
Pool 896391 [1]	7.50	06/01/36	424	485,085
Pool 887431 [1]	7.50	08/01/36	150	171,550
Pool 735800 [1]	8.00	01/01/35	606	723,774
Pool 636449 [1]	8.50	04/01/32	415	489,055
Pool 852865 [1]	9.00	07/01/20	606	688,389
Pool 545436 [1]	9.00	10/01/31	320	383,764
Pool 458132 [1]	9.03	03/15/31	1,033	1,215,936
Total U.S. Government Agency Pass-Through Certificates				49,251,104
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $48,623,624)				49,594,621

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES – 5.2%
Housing Related Asset-Backed Securities – 5.2%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1 [4,5] (Acquired 01/25/01, Cost $3,168,539, 0.9%)	7.65%	05/15/21	$ 3,173	$ 3,187,796
ACE Securities Corporation Manufactured Housing Trust
Series 2003-MH1, Class A4 [2,3]	6.50	08/15/30	1,838	1,950,219
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	347	369,795
Conseco Financial Corp.
Series 1998-3, Class A6 [6]	6.76	03/01/30	1,318	1,433,116
Series 1997-7, Class A7 [6]	6.96	07/15/28	1,373	1,458,491
Series 1997-2, Class A6 [6]	7.24	06/15/28	164	173,116
Series 1997-6, Class A9 [6]	7.55	01/15/29	895	948,996
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A5	5.87	04/15/40	274	292,292
Series 2001-B, Class A6 [6]	6.47	04/15/40	238	256,523
Newcastle CDO IX Ltd
Series 2007-10-1, Class A [1,3]	0.45	05/25/52	4,555	4,407,201
Origen Manufactured Housing Contract Trust
Series 2005-B, Class A4	5.91	01/15/37	1,668	1,747,018
Vanderbilt Mortgage Finance
Series 2001-B, Class A5 [6]	6.96	09/07/31	2,000	2,069,198
Total Housing Related Asset-Backed Securities				18,293,761
Total ASSET-BACKED SECURITIES (Cost $17,789,776)				18,293,761
COMMERCIAL MORTGAGE-BACKED SECURITIES – 52.6%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ [7]	5.42	10/10/45	11,000	10,010,000
Series 2006-2, Class J [2,3,5,6] (Acquired 06/12/06, Cost $311,478, 0.0%)	5.48	05/10/45	332	3,578
Series 2007-2, Class A4 [1,6]	5.79	04/10/49	4,850	5,390,630
Series 2007-3, Class AJ [1]	5.86	06/10/49	14,670	13,728,421
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class H [2,3,4,5] (Acquired 03/08/06, Cost $1,849,913, 0.1%)	5.61	03/11/39	1,902	128,742
Series 2007-PW16, Class B [2,3,4,5,6] (Acquired 09/22/10-03/03/11, Cost $3,813,708, 1.4%)	5.90	06/11/40	6,000	4,857,000
Series 2007-PW16, Class C [2,3,4,5,6] (Acquired 09/22/10, Cost $2,460,768, 0.8%)	5.90	06/11/40	5,000	2,756,500
Series 2007-T28, Class F [2,3,4,5,6] (Acquired 10/11/07, Cost $233,474, 0.1%)	6.15	09/11/42	250	114,007
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 [2,3,7]	6.75	06/20/31	590	620,022
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class J [2,3,4,5,6] (Acquired 12/17/10-04/12/12, Cost $313,095, 0.2%)	5.99	12/10/49	950	565,278

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust
Series 2007-GG7, Class AJ [4]	6.06%	07/10/38	$ 3,830	$ 3,845,561
Series 2007-GG11, Class AJ [1]	6.25	12/10/49	10,330	9,597,417
Series 2007-GG11, Class B [4]	6.35	12/10/49	3,568	3,059,774
Series 2007-GG11, Class C [4]	6.35	12/10/49	8,400	6,292,827
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class A3 [1,6]	5.54	01/15/49	6,024	6,602,467
Series 2006-C1, Class K [2,3,4,5,6] (Acquired 03/07/06, Cost $6,736,205, 0.2%)	5.57	02/15/39	7,073	801,031
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class J [2,3,4,5] (Acquired 12/16/04, Cost $969,936, 0.1%)	4.65	11/15/37	1,000	431,417
Series 2005-C2, Class AMFX [4]	4.88	04/15/37	5,800	5,747,875
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVJ [1,3,4,6]	1.40	10/15/21	7,000	6,846,644
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B [4,5] (Acquired 12/07/10, Cost $1,603,381, 0.5%)	4.97	12/10/41	1,750	1,633,767
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G [2,3,4,5,6] (Acquired 09/24/03, Cost $1,596,346, 0.5%)	5.67	10/15/37	1,600	1,591,680
Series 2007-CB20, Class AM [6]	6.08	02/12/51	1,180	1,318,206
Series 2009-IWST, Class D [2,3,4,5,6] (Acquired 06/28/07, Cost $7,857,525, 2.2%)	7.69	12/05/27	7,000	7,833,609
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ [1]	5.48	02/15/40	7,460	7,320,789
Series 2007-C1, Class C [4,5,6] (Acquired 02/10/11, Cost $2,843,453, 0.8%)	5.53	02/15/40	3,260	2,858,740
Series 2007-C1, Class D [4,5] (Acquired 02/10/11, Cost $2,766,412, 0.8%)	5.56	02/15/40	3,600	2,611,123
Series 2007-C7, Class AJ	6.51	09/15/45	10,000	9,688,750
LNR CDO V Ltd.
Series 2007-1A, Class F [2,3,4,5,6] (Acquired 02/27/07, Cost $3,750,000, 0.0%)	1.63	12/26/49	3,750	0
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class G [2,3,4,5,6] (Acquired 03/01/06, Cost $992,072, 0.3%)	5.42	04/14/40	1,000	920,013
Series 2006-IQ11, Class J [2,3,4,5,6] (Acquired 05/24/06, Cost $134,522, 0.0%)	5.53	10/15/42	155	773
Series 2006-T21, Class H [2,3,4,5,6] (Acquired 04/04/06, Cost $1,422,010, 0.2%)	5.55	10/12/52	1,500	450,150
Series 2007-HQ13, Class A3 [1]	5.57	12/15/44	6,108	6,561,012
Series 2007-T25, Class AJ [1]	5.57	11/12/49	12,500	12,215,875
Series 2007-IQ14, Class A4 [1,6]	5.69	04/15/49	6,690	7,385,813
Series 2007-T27, Class AJ	5.82	06/11/42	3,757	3,933,767
Series 2007-IQ16, Class AJ [6]	6.34	12/12/49	5,008	4,859,763

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Dean Witter Capital I Trust
Series 2003-TOP9, Class F [2,3,4,5] (Acquired 07/08/10, Cost $2,711,360, 0.8%)	5.85%	11/13/36	$ 2,877	$ 2,947,454
Series 2003-TOP9, Class G [2,3,4,5] (Acquired 07/08/10, Cost $4,242,262, 1.3%)	6.12	11/13/36	4,577	4,676,335
Vornado DP LLC Trust
Series 2010-VNO, Class D [2,3,4,5] (Acquired 08/08/10, Cost $919,712, 0.3%)	6.36	09/13/28	920	1,008,030
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class F [2,3,4,6]	0.52	09/15/21	2,419	2,225,156
Series 2006-WL7A, Class G [2,3,4,6]	0.54	09/15/21	2,855	2,626,600
Series 2006-WL7A, Class H [2,3,4,6]	0.58	09/15/21	2,163	1,946,700
Series 2007-C31, Class L [2,3,4,5] (Acquired 05/11/07, Cost $748,542, 0.0%)	5.13	04/15/47	1,788	358
Series 2005-C20, Class F [2,3,4,5] (Acquired 10/15/10, Cost $1,982,879, 0.6%)	5.43	07/15/42	4,000	2,224,100
Series 2005-C16, Class H [2,3,4,5] (Acquired 01/19/05, Cost $5,975,960, 1.6%)	5.75	10/15/41	6,000	5,689,920
Series 2007-C33, Class AJ	6.12	02/15/51	10,000	9,555,820
Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $186,891,476)				185,483,494
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES – 48.0%
ACE Securities Corporation Home Equity Loan Trust
Series 2006-HE2, Class A2D [6,8,9]	0.45	05/25/36	2,182	1,183,392
Alternative Loan Trust
Series 2006-OA10, Class 3A1 [6,8]	0.37	08/25/46	2,238	1,471,960
Series 2007-2CB, Class 1A15	5.75	03/25/37	1,191	917,715
Series 2006-41CB, Class 2A14	6.00	01/25/37	923	727,291
Series 2006-41CB, Class 2A17	6.00	01/25/37	1,908	1,503,024
Series 2006-29T1, Class 3A3 [6]	76.54	10/25/36	1,198	4,411,669
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 [6,8,9]	0.32	12/25/36	2,350	1,616,509
Banc of America Funding Corp.
Series 2003-3, Class B4 [4,5,6] (Acquired 01/28/04, Cost $236,297, 0.0%)	5.48	10/25/33	263	116,588
Series 2003-3, Class B5 [4,5,6] (Acquired 01/28/04, Cost $198,287, 0.0%)	5.48	10/25/33	265	101,340
Series 2003-3, Class B6 [4,5,6] (Acquired 01/28/04, Cost $40,898, 0.0%)	5.48	10/25/33	85	3,107
BCAP LLC Trust
Series 2009-RR13, Class 18A2 [2,3,4,6]	6.01	07/26/37	2,095	1,630,913
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A4	6.00	06/25/36	2,496	2,577,073
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ	6.34	12/10/49	6,354	6,022,690
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2 [2,3,6]	2.42	04/25/45	3,244	2,650,794

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB2	6.75%	08/25/34	$ 179	$ 185,052
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-11, Class 2A1 [1,6]	2.24	07/25/34	4,365	4,230,810
Series 2003-J13, Class B3 [4,5,6] (Acquired 09/13/07, Cost $292,123, 0.1%)	5.23	01/25/34	359	167,705
Series 2003-J13, Class B4 [4,5,6] (Acquired 09/13/07, Cost $178,825, 0.0%)	5.23	01/25/34	282	70,075
Series 2003-J13, Class B5 [4,5,6] (Acquired 09/13/07, Cost $20,513, 0.0%)	5.23	01/25/34	205	7,304
Series 2007-5, Class A29	5.50	05/25/37	1,051	957,241
Series 2003-57, Class B3 [4,5] (Acquired 02/20/04, Cost $0, 0.0%)	5.50	01/25/34	270	3
Series 2006-21, Class A11	5.75	02/25/37	3,467	3,137,677
Series 2007-14, Class A6	6.00	09/25/37	356	338,091
Series 2007-18, Class 1A1	6.00	11/25/37	158	143,700
Series 2007-10, Class A5	6.00	07/25/37	1,118	975,055
Series 2004-21, Class A10	6.00	11/25/34	487	516,246
Series 2007-15, Class 2A2	6.50	09/25/37	293	251,818
DSLA Mortgage Loan Trust
Series 2007-AR1, Class 2A1A [6,8]	0.32	04/19/47	5,324	4,136,418
First Republic Mortgage Bank Mortgage Pass-Through Certificates
Series 2000-FRB1, Class B3 [4,5,6] (Acquired 08/30/01, Cost $92,167, 0.0%)	0.68	06/25/30	96	59,871
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class M1 [6]	5.25	01/25/35	1,517	1,185,255
GSAMP Trust
Series 2007-NC1, Class A2A [6,8,9]	0.23	12/25/46	228	115,907
Series 2007-NC1, Class A2B [6,8,9]	0.28	12/25/46	3,720	1,901,775
Series 2007-HE1, Class A2B [6,8,9]	0.28	03/25/47	2,620	2,131,361
Series 2007-NC1, Class A2C [6,8,9]	0.33	12/25/46	8,481	4,365,476
Series 2006-HE5, Class A2C [6,8,9]	0.33	08/25/36	5,335	3,126,934
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	1,246	1,250,922
Indymac Index Mortgage Loan Trust
Series 2006-FLX1, Class A1 [6,8]	0.39	11/25/36	6,922	5,518,152
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 [6,8,9]	0.28	01/25/37	1,081	486,331
Series 2006-HE2, Class A3 [6,8,9]	0.34	08/25/36	9,118	3,741,210
Series 2006-HE3, Class A4 [6,8,9]	0.41	01/25/37	834	400,370
JP Morgan Mortgage Acquisition Corp.
Series 2006-WMC1, Class A4 [6,8]	0.36	03/25/36	5,892	4,174,185
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 [4,5,6] (Acquired 10/29/04, Cost $255,822, 0.1%)	2.73	10/25/33	292	162,219
Series 2003-A2, Class B4 [4,5,6] (Acquired 10/29/04, Cost $172,441, 0.0%)	3.02	11/25/33	203	82,781

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Master Asset Backed Securities Trust
Series 2006-NC2, Class A3 [6,8,9]	0.29%	08/25/36	$ 5,401	$ 2,493,519
Series 2006-NC2, Class A4 [6,8,9]	0.33	08/25/36	1,899	883,228
Series 2006-HE5, Class A3 [6,8,9]	0.34	11/25/36	6,195	3,375,376
Series 2006-NC3, Class A4 [6,8,9]	0.34	10/25/36	3,232	1,608,922
Series 2006-NC3, Class A5 [6,8,9]	0.39	10/25/36	4,983	2,500,173
Series 2006-HE5, Class A4 [6,8,9]	0.40	11/25/36	2,090	1,148,812
Series 2006-NC2, Class A5 [6,8,9]	0.42	08/25/36	706	333,403
Mid-State Capital Corp.
Series 2004-1, Class M1 [1]	6.50	08/15/37	4,825	5,271,698
Series 2004-1, Class M2 [5] (Acquired 07/01/04, Cost $2,383,439, 0.8%)	8.11	08/15/37	2,386	2,776,795
Series 2004-1, Class B [4]	8.90	08/15/37	402	449,578
Mid-State Trust X
Series 10, Class B [4,5] (Acquired 01/05/04, Cost $1,765,407, 0.6%)	7.54	02/15/36	1,858	2,001,879
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 [6,8,9]	0.46	09/25/36	6,395	5,021,866
RAAC Series
Series 2005-SP1, Class M3 [5,6] (Acquired 08/02/07, Cost $171,791, 0.0%)	5.52	09/25/34	194	7,029
RESI Finance LP
Series 2006-QO1, Class 2A1 [6,8]	0.45	02/25/46	1,417	785,276
Series 2006-QS14, Class A30 [6]	78.86	11/25/36	246	706,873
Residential Accredit Loans Trust
Series 2004-B, Class B5 [2,3,4,5]	1.73	02/10/36	1,196	672,975
Residential Asset Securitization Trust
Series 2007-QS6, Class A2 [6]	54.05	04/25/37	378	799,032
Residential Funding Mortgage Securities I, Inc.
Series 2005-A8CB, Class A11	6.00	07/25/35	947	835,860
Resix Finance Limited Credit-Linked Notes
Series 2004-C, Class B7 [2,3,4,5,6] (Acquired 09/23/04, Cost $1,054,305, 0.1%)	3.68	09/10/36	1,054	493,099
Series 2004-B, Class B8 [2,3,4,5,6] (Acquired 05/21/04, Cost $273,636, 0.0%)	4.93	02/10/36	274	124,970
Series 2004-S1, Class B1 [4,5] (Acquired 02/26/04, Cost $210,167, 0.0%)	5.25	02/25/34	242	87,986
Series 2004-S1, Class B2 [4,5] (Acquired 02/26/04, Cost $0, 0.0%)	5.25	02/25/34	40	0
Series 2003-S7, Class A7	5.50	05/25/33	601	627,267
Series 2003-S7, Class B2 [4,5] (Acquired 05/19/03, Cost $133,488, 0.0%)	5.50	05/25/33	286	68,379
Series 2003-S7, Class B3 [4,5] (Acquired 05/19/03, Cost $0, 0.0%)	5.50	05/25/33	3	0
Series 2003-D, Class B7 [2,3,4,5,6] (Acquired 11/19/03, Cost $570,183, 0.1%)	5.93	12/10/35	570	374,555

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-CB1, Class B8 [2,3,4,5,6] (Acquired 12/22/04, Cost $1,235,155, 0.2%)	6.93%	06/10/35	$ 1,393	$ 740,331
Series 2004-B, Class B9 [2,3,4,5,6] (Acquired 05/21/04, Cost $419,170, 0.1%)	8.43	02/10/36	419	222,163
Series 2004-A, Class B10 [2,3,4,5,6] (Acquired 03/09/04, Cost $456,116, 0.1%)	11.68	02/10/36	456	197,411
Saxon Asset Securities Trust
Series 2006-2, Class A3C [6,8,9]	0.33	09/25/36	2,871	2,485,049
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2A [6,8,9]	0.25	04/25/37	2,063	1,117,513
Series 2007-NC1, Class A2B [6,8,9]	0.33	12/25/36	6,828	3,401,724
Series 2007-BR2, Class A2 [6,8,9]	0.41	02/25/37	4,340	2,082,178
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 [6,8,9]	0.34	10/25/36	6,459	5,116,694
Structured Asset Securities Corporation Mortgage Loan Trust
Series 2006-BC4, Class A4 [6,8,9]	0.35	12/25/36	7,600	4,856,142
Series 2006-WF3, Class A4 [6,8,9]	0.49	09/25/36	8,590	7,225,350
Series 2003-10, Class A	6.00	04/25/33	252	258,101
Thornburg Mortgage Securities Trust
Series 2007-1, Class A2B [6]	5.80	03/25/37	5,962	5,380,059
Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class C [2,3,4,6]	0.43	06/15/20	7,341	7,008,878
Series 2007-C30, Class AJ	5.41	12/15/43	6,500	6,114,661
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA3, Class 2A [6]	0.93	04/25/47	5,837	4,433,970
Series 2006-AR13, Class 1A [6]	1.04	10/25/46	2,424	1,857,861
Series 2004-AR2, Class A [6]	1.56	04/25/44	4,511	4,285,076
Series 2006-AR12, Class 1A2 [6]	2.72	10/25/36	2,742	2,328,133
Series 2007-HY5, Class 3A1 [6]	4.93	05/25/37	1,951	1,858,677
Series 2003-S1, Class B4 [2,3,4,5] (Acquired 10/25/07, Cost $26,560, 0.0%)	5.50	04/25/33	121	64,179
Series 2007-5, Class A11 [4,6]	38.38	06/25/37	133	228,365
Series 2005-6, Class 2A3 [6]	49.13	08/25/35	197	356,465
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4 [4,5] (Acquired 04/13/05, Cost $667,938, 0.0%)	5.50	06/25/34	771	58,523
Series 2007-4, Class A21	5.50	04/25/37	1,646	1,542,031
Series 2006-AR4, Class 1A1 [6]	5.76	04/25/36	215	199,185
Series 2007-AR5, Class A1 [6]	5.94	10/25/37	293	279,445
Series 2007-13, Class A7	6.00	09/25/37	533	511,389
Series 2007-8, Class 1A22 [7]	6.00	07/25/37	707	682,922
Series 2007-8, Class 2A2	6.00	07/25/37	1,526	1,480,415
Series 2005-18, Class 2A10 [6]	22.06	01/25/36	426	551,924
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $168,458,278)				169,127,373

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
INTEREST-ONLY SECURITIES – 5.5%
Commercial Mortgage Trust
Series 2001-J2A, Class EIO [2,3,4,6,10]	4.09%	07/16/34	$ 10,000	$ 1,135,740
Federal National Mortgage Association
Series 2011-46, Class BI [10]	4.50	04/25/37	6,350	980,447
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 [2,3,10]	1.07	05/10/36	4,077	58,284
Government National Mortgage Association
Series 2005-76, Class IO [1,6,10]	0.51	09/16/45	28,306	769,608
Series 2012-100, Class IO [1,6,10]	0.89	08/16/52	35,017	2,494,944
Series 2012-70, Class IO [1,6,10]	0.96	08/16/52	47,183	3,155,117
Series 2012-95, Class IO [1,6,10]	1.05	02/16/53	11,472	1,001,555
Series 2012-78, Class IO [1,6,10]	1.06	06/16/52	36,227	2,666,944
Series 2013-40, Class IO [1,6,10]	1.08	06/16/54	19,883	1,435,574
Series 2012-132, Class IO [1,6,10]	1.14	06/16/54	24,151	1,813,746
Series 2012-89, Class IO [1,10]	1.29	12/16/53	36,630	2,521,392
Series 2010-132, Class IO [1,6,10]	1.53	11/16/52	19,482	1,441,196
Vendee Mortgage Trust
Series 1997-2, Class IO [6,10]	0.02	06/15/27	14,898	5,170
Wachovia Commercial Mortgage Pass-Through Certificates
Series 2002-C2, Class IO1 [2,3]	1.80	11/15/34	2,305	3,131
Total INTEREST-ONLY SECURITIES (Cost $19,347,083)				19,482,848
INVESTMENT GRADE CORPORATE BONDS – 0.1%
Telecommunications – 0.1%
Qwest Capital Funding, Inc. [1]	6.88	07/15/28	300	272,250
Total INVESTMENT GRADE CORPORATE BONDS (Cost $247,022)				272,250
HIGH YIELD CORPORATE BONDS – 15.3%
Automotive – 0.7%
American Axle & Manufacturing, Inc. [1]	6.63	10/15/22	300	306,750
Chrysler Group LLC/CG Co-Issuer, Inc. [1]	8.25	06/15/21	750	823,125
Jaguar Land Rover Automotive PLC [1,2,3,11]	8.13	05/15/21	400	444,500
Pittsburgh Glass Works LLC [1,2,3]	8.50	04/15/16	550	567,875
Visteon Corp. [1]	6.75	04/15/19	468	496,080
Total Automotive				2,638,330
Basic Industry – 2.3%
AK Steel Corp. [1]	7.63	05/15/20	625	521,875
Alpha Natural Resources, Inc. [1]	6.25	06/01/21	775	649,062
Arch Coal, Inc. [1]	7.25	06/15/21	925	714,562
Associated Materials LLC/AMH New Finance, Inc. [1]	9.13	11/01/17	500	536,250
Cascades, Inc. [1,11]	7.88	01/15/20	500	526,250
FMG Resources August 2006 Property Ltd. [1,2,3,11]	6.88	04/01/22	525	519,750
Hexion US Finance Corp. [1]	6.63	04/15/20	750	740,625
Ineos Finance PLC [1,2,3,11]	7.50	05/01/20	425	454,750
Masonite International Corp. [1,2,3,11]	8.25	04/15/21	600	654,000

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Steel Dynamics, Inc. [1]	7.63%	03/15/20	$ 300	$ 324,000
Tembec Industries, Inc. [1,11]	11.25	12/15/18	500	542,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. [2,3,11]	8.75	02/01/19	575	562,063
United States Steel Corp. [1]	7.00	02/01/18	325	342,875
Verso Paper Holdings LLC/Verso Paper, Inc. [1]	11.75	01/15/19	500	512,500
Xerium Technologies, Inc. [1]	8.88	06/15/18	425	433,500
Total Basic Industry				8,034,562
Capital Goods – 1.0%
AAR Corp. [1]	7.25	01/15/22	500	525,000
Ardagh Packaging Finance PLC [3]	7.00	11/15/20	550	534,875
Coleman Cable, Inc. [1]	9.00	02/15/18	500	531,250
Crown Cork & Seal Company, Inc. [1]	7.38	12/15/26	350	383,250
Mueller Water Products, Inc. [1]	8.75	09/01/20	281	306,290
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC [1]	7.88	08/15/19	750	825,000
Terex Corp. [1]	6.50	04/01/20	600	625,500
Total Capital Goods				3,731,165
Consumer Cyclical – 0.7%
ACCO Brands Corp. [1]	6.75	04/30/20	600	592,500
American Axle & Manufacturing, Inc. [1]	7.75	11/15/19	350	385,000
Levi Strauss & Co. [1]	7.63	05/15/20	600	643,500
Limited Brands, Inc. [1]	7.60	07/15/37	500	502,500
Phillips-Van Heusen Corp. [1]	7.38	05/15/20	300	324,000
Total Consumer Cyclical				2,447,500
Consumer Non-Cyclical – 0.6%
Bumble Bee Holdings, Inc. [1,2,3]	9.00	12/15/17	584	635,100
C&S Group Enterprises LLC [1,2,3]	8.38	05/01/17	600	642,000
Cott Beverages, Inc. [1]	8.13	09/01/18	350	375,813
Jarden Corp. [1]	7.50	05/01/17	300	333,750
Total Consumer Non-Cyclical				1,986,663
Energy – 2.6%
Basic Energy Services, Inc. [1]	7.75	02/15/19	550	556,875
BreitBurn Energy Partners LP/BreitBurn Finance Corp. [1]	7.88	04/15/22	675	668,250
Calfrac Holdings LP [1,2,3]	7.50	12/01/20	600	604,500
Crosstex Energy LP/Crosstex Energy Finance Corp. [1]	8.88	02/15/18	600	637,500
EV Energy Partners LP/EV Energy Finance Corp. [1]	8.00	04/15/19	700	700,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. [1]	8.63	06/15/20	195	203,775
FTS International Services LLC/FTS International Bonds, Inc. [1,2,3]	8.13	11/15/18	320	341,600
Hercules Offshore, Inc. [1,2,3]	10.50	10/15/17	250	264,375
Hilcorp Energy I LP/Hilcorp Finance Co. [1,2,3]	8.00	02/15/20	600	652,500
Inergy Midstream LP/NRGM Finance Corp. [1,2,3]	6.00	12/15/20	600	592,500
Key Energy Services, Inc. [1]	6.75	03/01/21	600	592,500
Linn Energy LLC/Linn Energy Finance Corp. [1]	7.75	02/01/21	300	291,000

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Linn Energy LLC/Linn Energy Finance Corp. [1]	8.63%	04/15/20	$ 300	$ 301,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [1]	8.88	03/15/18	600	625,500
Petroleum Geo-Services ASA [1,2,3,11]	7.38	12/15/18	150	164,250
Precision Drilling Corp. [1,11]	6.63	11/15/20	300	315,750
RKI Exploration & Production LLC [3]	8.50	08/01/21	350	350,000
Trinidad Drilling Ltd. [1,2,3,11]	7.88	01/15/19	600	634,500
W&T Offshore, Inc. [1]	8.50	06/15/19	600	636,000
Total Energy				9,132,875
Healthcare – 1.4%
CHS/Community Health Systems, Inc. [1]	7.13	07/15/20	700	707,000
Fresenius Medical Care U.S. Finance II, Inc. [1,2,3]	5.88	01/31/22	300	305,250
HCA, Inc. [1]	5.88	05/01/23	150	146,250
HCA, Inc. [1]	8.00	10/01/18	600	676,500
Health Management Associates, Inc.	7.38	01/15/20	250	279,375
inVentiv Health, Inc. [1,2,3]	9.00	01/15/18	600	612,000
Jaguar Holding Company II/Jaguar Merger Sub, Inc. [1,2,3]	9.50	12/01/19	600	678,000
Kindred Healthcare, Inc. [1]	8.25	06/01/19	600	630,000
Polymer Group, Inc. [1]	7.75	02/01/19	500	527,500
Service Corporation International [1]	6.75	04/01/16	400	432,500
Total Healthcare				4,994,375
Media – 1.0%
ARC Document Solutions, Inc. [1]	10.50	12/15/16	550	573,375
Cablevision Systems Corp. [1]	5.88	09/15/22	100	95,500
Cablevision Systems Corp. [1]	8.63	09/15/17	500	568,750
CCO Holdings LLC/CCO Holdings Capital Corp. [1]	5.75	01/15/24	250	231,875
CCO Holdings LLC/CCO Holdings Capital Corp. [1]	6.63	01/31/22	300	304,500
Cenveo Corp.	8.88	02/01/18	550	547,250
Clear Channel Worldwide Holdings, Inc. [1]	7.63	03/15/20	750	751,875
Mediacom Broadband LLC/Mediacom Broadband Corp. [1]	6.38	04/01/23	100	99,500
Mediacom LLC/Mediacom Capital Corp. [1]	9.13	08/15/19	500	548,750
Total Media				3,721,375
Services – 3.0%
AMC Entertainment, Inc. [1]	8.75	06/01/19	500	537,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. [1]	8.25	01/15/19	350	380,625
Boyd Gaming Corp. [1]	9.00	07/01/20	600	645,000
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. [1,2,3]	5.25	03/15/21	200	191,000
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. [1]	9.13	08/01/18	350	383,250
Chester Downs & Marina LLC [1,2,3]	9.25	02/01/20	575	573,562
CityCenter Holdings LLC/CityCenter Finance Corp. [1]	7.63	01/15/16	500	528,125
H&E Equipment Services, Inc. [1]	7.00	09/01/22	600	637,500
Iron Mountain, Inc. [1]	5.75	08/15/24	100	90,250
Iron Mountain, Inc. [1]	8.38	08/15/21	500	543,750

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Isle of Capri Casinos, Inc. [1]	7.75%	03/15/19	$ 600	$ 619,500
MGM Resorts International [1]	7.63	01/15/17	350	385,875
MGM Resorts International [1]	7.75	03/15/22	125	132,813
MGM Resorts International [1]	8.63	02/01/19	275	308,688
MTR Gaming Group, Inc. [1]	11.50	08/01/19	521	549,604
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. [1,2,3]	8.88	04/15/17	525	542,062
PulteGroup, Inc. [1]	6.38	05/15/33	550	492,250
Scientific Games Corp. [1]	8.13	09/15/18	450	484,313
Standard Pacific Corp. [1]	8.38	05/15/18	300	339,000
Standard Pacific Corp. [1]	8.38	01/15/21	450	504,000
The Hertz Corp. [1]	6.25	10/15/22	600	610,500
The Hertz Corp.	7.50	10/15/18	300	324,000
United Rentals North America, Inc. [1]	7.63	04/15/22	450	483,750
United Rentals North America, Inc. [1]	9.25	12/15/19	300	336,375
Total Services				10,623,292
Technology & Electronics – 0.5%
First Data Corp. [1,2,3]	7.38	06/15/19	750	778,125
Freescale Semiconductor, Inc. [1,2,3]	9.25	04/15/18	600	648,000
ION Geophysical Corp. [1,2,3]	8.13	05/15/18	300	282,000
Total Technology & Electronics				1,708,125
Telecommunications – 1.3%
CenturyLink, Inc. [1]	7.65	03/15/42	450	405,000
Cincinnati Bell, Inc. [1]	8.38	10/15/20	414	437,805
Cincinnati Bell, Inc. [1]	8.75	03/15/18	275	285,312
Fairpoint Communications, Inc. [1,2,3]	8.75	08/15/19	550	555,500
Frontier Communications Corp. [1]	7.13	03/15/19	600	630,000
Intelsat Jackson Holdings SA [1,3]	5.50	08/01/23	600	556,500
Level 3 Financing, Inc. [1]	8.63	07/15/20	525	561,750
MetroPCS Wireless, Inc. [1,2,3]	6.63	04/01/23	550	545,875
Windstream Corp. [1]	7.50	06/01/22	525	522,375
Total Telecommunications				4,500,117
Utility – 0.2%
NRG Energy, Inc. [1]	8.50	06/15/19	600	646,500
Total HIGH YIELD CORPORATE BONDS (Cost $53,357,726)				54,164,879

See Notes to Financial Statements.

Brookfield Total Return Fund Inc.
Schedule of Investments (Unaudited)
August 31, 2013

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
MEZZANINE LOAN – 2.9%
Extended Stay America 2013 Mezzanine B	9.62%	12/01/19	$ 10,000	$ 10,200,000
Total MEZZANINE LOAN (Cost $10,516,432)				10,200,000
Total Investments – 143.7% (Cost $505,231,417)				506,619,226
Liabilities in Excess of Other Assets – (43.7)%				(154,129,272)
TOTAL NET ASSETS – 100.0%				$ 352,489,954

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	— Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2	— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2013, the total value of all such investments was $75,198,175 or 21.3% of the net assets.
3	— Private Placement.
4	— Represents a subordinated class in a trust of mortgage-backed securities.
5	— Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively. As of August 31, 2013, the total value of all such securities was $55,952,668 or 15.9% of the net assets.
6	— Variable rate security – Interest rate shown is the rate in effect as of August 31, 2013.
7	— Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of August 31, 2013, the total value of all such securities was $11,312,944 or 3.2% of the net assets.
8	— Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.
9	— Investment in subprime security. As of August 31, 2013, the total value of these securities was $62,719,214 or 17.8% of the net assets.
10	— Interest rate is based on the notional amount of the underlying mortgage pools.
11	— Foreign security or a U.S. security of a foreign company.

See Notes to Financial Statements.

BROOKFIELD TOTAL RETURN FUND INC.
Notes to Financial Statements (Unaudited)
August 31, 2013

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.
The Board of Directors (the "Board") has adopted procedures for the valuation of the Fund’s securities and has designated the day to day responsibilities for valuation determinations under these procedures to the Adviser. The Board has reviewed and approved the valuation procedures utilized by the Adviser and regularly reviews the application of the procedures to the securities in the Fund’s portfolio. Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. When price quotations for certain securities are not readily available or cannot be determined, a significant event has occurred that would materially affect the value of the security, or if the available quotations are not believed to be reflective of the market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Directors. The Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.
The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.
The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.
The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize

BROOKFIELD TOTAL RETURN FUND INC.
Notes to Financial Statements (Unaudited)
August 31, 2013

the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.
To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of August 31, 2013:
Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$ —	$ 49,588,178	$ 6,443	$ 49,594,621
Asset-Backed Securities	—	13,886,560	4,407,201	18,293,761
Commercial Mortgage-Backed Securities	—	—	185,483,494	185,483,494
Non-Agency Residential Mortgage-Backed Securities	—	10,499,950	158,627,423	169,127,373
Interest-Only Securities	—	980,447	18,502,401	19,482,848
Investment Grade Corporate Bonds	—	272,250	—	272,250
High Yield Corporate Bonds	—	54,164,879	—	54,164,879
Mezzanine Loan	—	—	10,200,000	10,200,000
Total	$ —	$ 129,392,264	$ 377,226,962	$ 506,619,226
The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of August 31, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

BROOKFIELD TOTAL RETURN FUND INC.
Notes to Financial Statements (Unaudited)
August 31, 2013

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of August 31, 2013	Valuation Methodology	Significant Unobservable Input	Range
U.S. Government & Agency Obligations	$ 6,443	Evaluated bid prices	(1)	$2.13
Asset-Backed Securities	4,407,201	Evaluated bid prices	(1)	96.50
Commercial Mortgage- Backed Securities	185,483,494	Evaluated bid prices	(1)	0.00 - 78.36
Non-Agency Residential Mortgage-Backed Securities	158,627,423	Evaluated bid prices	(1)	0.00 - 368.00
Interest-Only Securities	18,502,401	Evaluated bid prices	(1)	0.04 - 11.43
Mezzanine Loan	10,200,000	Evaluated bid prices	(1)	102.00
	$377,226,962

(1)	The Fund generally uses evaluated bid prices provided by an independent pricing service on the valuation date as the primary basis for the fair value determinations. These evaluated bid prices are based on unobservable inputs. A significant change in the third party information inputs could result in a significantly lower or higher value of such Level 3 investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non- Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Mezzanine Loan	Total
Balance as of November 30, 2012	$ —	$10,741,144	$145,767,740	$164,634,656	$ 14,507,895	$ 2,555,850	$ —	$ 338,207,285
Accrued Discounts (Premiums)	—	(1,152)	712,495	1,410,276	(976,818)	(7,934)	(83,568)	1,053,299
Realized Gain (Loss)	—	233,002	(247,246)	9,592,840	59,675,172	(1,750)	—	69,252,018
Change in Unrealized Appreciation (Depreciation)	—	747,818	21,223,432	(2,211,057)	(44,340)	(43,697)	(316,432)	19,355,724
Purchases at cost	—	5,084,479	44,293,952	50,420,382	6,048,044	305,625	10,600,000	116,752,482
Sales proceeds	—	(9,621,295)	(26,266,879)	(65,219,674)	(60,712,722)	(1,289,804)	—	(163,110,374)
Transfers into Level 3	6,443	—	—	—	5,170	—	—	11,613(a)
Transfers out of Level 3	—	(2,776,795)	—	—	—	(1,518,290)	—	(4,295,085)(a)
Balance as of August 31, 2013	$6,443	$ 4,407,201	$185,483,494	$158,627,423	$ 18,502,401	$ —	$10,200,000	$ 377,226,962
Change in unrealized gains or losses relating to assets still held at reporting date:	$ —	$ 11,388	$ 9,646,660	$ 654,668	$ (44,340)	$ —	$ (316,432)	$ 9,951,944

(a)	Transfers in and out of Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

BROOKFIELD TOTAL RETURN FUND INC.
Notes to Financial Statements (Unaudited)
August 31, 2013

For the period ended August 31, 2013, there was no security transfer activity between Level 1 and Level 2 for the Fund. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.
Federal Income Tax Basis: The federal income tax basis of the Fund's investments at August 31, 2013 was as follows:
Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$505,231,417	$26,548,939	$(25,161,130)	$1,387,809
Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolios having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for its reverse repurchase agreements.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.
At August 31, 2013, the Fund had the following reverse repurchase agreements outstanding:

BROOKFIELD TOTAL RETURN FUND INC.
Notes to Financial Statements (Unaudited)
August 31, 2013

Face Value	Description	Maturity Amount
$ 4,067,583	Bank of America, 1.69%, dated 08/09/13, maturity date 09/09/13	$ 4,073,502
5,460,000	Bank of America, 1.78%, dated 08/20/13, maturity date 09/20/13	5,468,369
4,055,531	Barclays, 1.00%, dated 08/02/13, maturity date 09/03/13	4,059,136
4,493,906	Barclays, 1.00%, dated 08/12/13, maturity date 09/12/13	4,497,776
292,676	Barclays, 1.00%, dated 08/16/13, maturity date 09/12/13	292,896
3,025,313	Barclays, 1.00%, dated 08/15/13, maturity date 09/16/13	3,028,002
4,841,576	Barclays, 1.00%, dated 08/19/13, maturity date 09/19/13	4,845,745
3,220,000	BNP Paribas Securities, 0.38%, dated 08/12/13, maturity date 09/12/13	3,221,054
916,000	Credit Suisse, 0.39%, dated 07/03/13, maturity date 09/03/13	916,615
10,660,000	Goldman Sachs, 0.38%, dated 08/08/13, maturity date 09/06/13	10,663,263
1,125,000	JP Morgan Chase, 0.35%, dated 08/12/13, maturity date 09/12/13	1,125,339
2,973,000	JP Morgan Chase, 0.35%, dated 08/15/13, maturity date 09/16/13	2,973,925
3,482,000	JP Morgan Chase, 0.98%, dated 08/12/13, maturity date 09/12/13	3,484,938
17,512,700	JP Morgan Chase, 0.98%, dated 08/15/13, maturity date 09/16/13	17,527,955
2,655,100	JP Morgan Chase, 0.98%, dated 08/22/13, maturity date 09/23/13	2,657,413
2,784,000	JP Morgan Chase, 1.03%, dated 08/16/13, maturity date 09/16/13	2,786,479
2,136,000	JP Morgan Chase, 1.03%, dated 08/22/13, maturity date 09/23/13	2,137,962
3,442,000	JP Morgan Chase, 1.03%, dated 08/29/13, maturity date 09/30/13	3,445,158
6,027,000	JP Morgan Chase, 1.04%, dated 08/08/13, maturity date 09/09/13	6,032,545
22,174,000	JP Morgan Chase, 1.08%, dated 08/15/13, maturity date 09/16/13	22,195,367
3,101,000	JP Morgan Chase, 1.44%, dated 08/08/13, maturity date 09/09/13	3,104,956
28,780,000	JP Morgan Chase, 1.83%, dated 08/16/13, maturity date 09/16/13	28,825,453
4,179,000	Nomura Securities, 1.52%, dated 06/04/13, maturity date 09/04/13	4,195,276
$141,403,385	Maturity Amount, Including Interest Payable	$141,559,124
	Market Value of Assets Sold Under Agreements	$178,318,681
	Weighted Average Interest Rate	1.19%
The average daily balance of reverse repurchase agreements outstanding for the Fund during the period ended August 31, 2013, was approximately $116,655,298 at a weighted average interest rate of 1.04%.
The maximum amount of reverse repurchase agreements outstanding at any time during the period was $141,691,185, which was 26.92% of total assets for the Fund.
Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.
The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. As of August 31, 2013, there were no futures contracts outstanding.
TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions

BROOKFIELD TOTAL RETURN FUND INC.
Notes to Financial Statements (Unaudited)
August 31, 2013

or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, the Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.
TBA transactions outstanding at August 31, 2013 were as follows:
Purchases:
Security Name	Interest Rate	Principal Amount	Current Payable
Federal Home Loan Mortgage Corporation	3.50%	$15,000,000	$15,046,511
Federal National Mortgage Association	3.50%	$15,000,000	15,086,354
			$30,132,865

Item 2. Controls and Procedures.
(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.
(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 3. Exhibits
The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Brookfield Total Return Fund Inc.

By (Signature and Title)	/s/ Kim G. Redding

 Kim G. Redding
 President and Principal Executive Officer
Date: September 30, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ Kim G. Redding

 Kim G. Redding
 President and Principal Executive Officer
Date: September 30, 2013
By (Signature and Title)	/s/ Steven M. Pires

 Steven M. Pires
 Treasurer and Principal Financial Officer
Date: September 30, 2013